Taxes on Income (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2011	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income (Textual)
Effective corporate tax rate			23.00%	23.00%	24.00%
Loss carryforwards			$ 14,053
Rate of withholdings tax applying to dividend paid to a foreign resident company			4.00%
Expenses taxes with regards to tax uncertainties				$ 1,050	$ 300
Statutory tax rate			23.00%	23.00%	24.00%
Capital gains tax rate, description			A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.
Tax rate of dividends that distributed to individual or foreign residents from the preferred earnings			20.00%
Industrial Companies [Member]
Taxes on Income (Textual)
Tax benefits, description			Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). The Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.
Non Israel Subsidiaries [Member]
Taxes on Income (Textual)
Currently held outside of Israel that would be subject to income taxes if distributed as dividends			$ 12,426
Tax Amendment [Member]
Taxes on Income (Textual)
Tax benefits, description			In the years 2017 and 2018, part of the Company's taxable income in Israel was entitled to a preferred 12% tax rate in the preferred technological enterprise track under Amendment 73 to the Investment Law. In 2019 the Company transitioned to the preferred enterprise track entitling it to a preferred 16% tax rate under Amendment 73 to the Investment Law.
England [Member]
Taxes on Income (Textual)
Loss carryforwards			$ 3,964
Minimum [Member]
Taxes on Income (Textual)
Effective corporate tax rate					21.00%
Maximum [Member]
Taxes on Income (Textual)
Effective corporate tax rate					35.00%
Preferred Technology Enterprise [Member]
Taxes on Income (Textual)
Rate of withholdings tax applying to dividend paid to a local resident company			20.00%
Statutory tax rate		12.00%				25.00%
Tax benefits, description		Total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.
Formula Telecom Solutions Ltd [Member]
Taxes on Income (Textual)
Loss carryforwards			$ 11,850
Economic Policy [Member]
Taxes on Income (Textual)
Tax benefits, description	According to the Amendment, a flat corporate tax rate of 16% was established for exporting industrial enterprises (over 25%).